CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6.     CASH AND CASH EQUIVALENTS

	December 31,	December 31,	December 31,
	2020	2019	2018
Cash held in:
United States dollars	$11,631,843	$4,489,501	$8,173,582
Canadian dollars	809,429	525,371	483,730
Euros	494,588	277,961	585,497
	$12,935,860	$5,292,833	$9,242,809